Fixed Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Composition of property, plant, and equipment
The Bank applies the following useful lives for the tangible assets that comprise its assets:

ITEM	Useful life (Months)
Land	–
Paintings and works of art	–
Carpets and curtains	36 months
Computers and hardware	36 months
Vehicles	36 months
IT systems and software	36 months
Machines and general equipment	60 months
Office furniture	60 months
Telephone and communication systems	60 months
Security systems	60 months
Rights over telephone lines	64 months
Air conditioning systems	84 months
ATMs and teleconsultations	120 months
Other installations	120 months
Buildings	1200 months
As of December 31, 2025 and 2024, the composition of property, plant, and equipment balances is as follows:

		As of December 31, 2025
	Net opening balance as of January 1, 2025	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Buildings	142,114	291,710	(173,904)	117,806
Land	14,020	11,343	-	11,343
Equipment	71,155	375,982	(324,408)	51,574
Other	24,557	134,950	(73,151)	61,799
Total	251,846	813,985	(571,463)	242,522

		As of December 31, 2024
	Net opening balance as of January 1, 2024	Gross balance	Accumulated depreciation	Net balance
	MCh$	MCh$	MCh$	MCh$
Buildings	145,618	327,607	(185,493)	142,114
Land	14,631	14,020	-	14,020
Equipment	67,751	371,128	(299,973)	71,155
Other	23,823	100,972	(76,415)	24,557
Total	251,823	813,727	(561,881)	251,846

Schedule of Changes in Value of Property, Plant, and Equipment
The changes in the value of property, plant, and equipment as of December 31, 2025 and 2024 is as follows:
i.Gross balance

2025	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2025	327,607	14,020	371,128	100,972	813,727
Additions	29,820	-	42,722	12,117	84,659
Disposals	(61,371)	(2,677)	(6,119)	(14,222)	(84,389)
Impairment due to damage	-	-	-	-	-
Other	(4,346)	-	(31,749)	36,083	(12)
Balances as of December 31, 2025	291,710	11,343	375,982	134,950	813,985

2024	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2024	318,881	14,631	343,038	99,732	776,282
Additions	26,515	-	29,404	7,242	63,161
Disposals	(8,967)	(493)	(10,446)	(4,389)	(24,295)
Impairment due to damage	(1,041)	-	-	-	(1,041)
Other	(7,781)	(118)	9,132	(1,613)	(380)
Balances as of December 31, 2024	327,607	14,020	371,128	100,972	813,727

Schedule of Accumulated Depreciation

2025	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2025	(185,493)	-	(299,973)	(76,415)	(561,881)
Depreciation charges in the period	(21,852)	-	(31,162)	(8,375)	(61,389)
Sales and disposals in the period	33,441	-	6,727	11,639	51,807
Other	-	-	-	-	-
Balances as of December 31, 2025	(173,904)	-	(324,408)	(73,151)	(571,463)

2024	Buildings	Land	Equipment	Other	Total
	MCh$	MCh$	MCh$	MCh$	MCh$
Balances as of January 1, 2024	(173,263)	-	(275,287)	(75,909)	(524,459)
Depreciation charges in the period	(20,334)	-	(35,154)	(5,153)	(60,641)
Sales and disposals in the period	9,443	-	9,072	4,640	23,155
Other	(1,339)	-	1,396	7	64
Balances as of December 31, 2024	(185,493)	-	(299,973)	(76,415)	(561,881)